PD High Yield Bond Market Portfolio
PD High Yield Bond Market Portfolio
Investment Goal
This Fund seeks investment results that correspond generally to the total return of an index that tracks the U.S. high yield corporate bond market.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PD High Yield Bond Market Portfolio Class P
Management Fee	0.29%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.39%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

The Example does not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if it did. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example (USD $)	PD High Yield Bond Market Portfolio Class P
1 year	40
3 years	125
5 years	219
10 years	493

Expense Example, No Redemption (USD $)	PD High Yield Bond Market Portfolio Class P
1 year	40
3 years	125
5 years	219
10 years	493

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate was 38.44% of the average value of the Fund.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in non-investment grade (high yield/high risk) debt instruments, including instruments with characteristics of non-investment grade debt instruments (such as derivatives). Non-investment grade (high yield/high risk) debt instruments are sometimes called "junk bonds." Generally, these instruments are those that are included in the Barclays U.S. High-Yield 2% Issuer Capped Bond Index ("High Yield Index") or have economic characteristics similar to securities included in that index. The sub-adviser seeks to match the total return of the High Yield Index, before taking into account Fund costs. The High Yield Index is an index that is an issuer constrained version of the Barclays U.S. High-Yield Bond Index which covers the U.S. dollar denominated, non-investment grade, fixed-rate taxable corporate bond market and limits issuer exposures to a maximum of 2% and redistributes the excess market value index-wide on a prorata basis. The High Yield Index represents the securities of the U.S. dollar-denominated non-investment grade bond market. There are no restrictions with respect to credit quality.

The sub-adviser does not intend to purchase all of the securities in the High Yield Index, but rather will utilize a "sampling" methodology.

The sub-adviser will not deviate from the above noted strategies at any time for any reason.
Principal Risks
As with any mutual fund, the value of the Fund's investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The Fund may be affected by the following principal risks:
  Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due.
  Debt Securities Risk: Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans), may be relatively greater than for investment grade securities.
  High-Yield or "Junk" Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), potentially less liquid, and subject to a greater risk of loss, that is they are more likely to default than higher rated securities.
  Index Sampling Risk: Index sampling risk is the chance that the securities selected for a Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index.
  Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them generally more volatile than debt securities with shorter durations or floating or adjustable interest rates.
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer's goods or services.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which a Fund has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If a Fund holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact a Fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value simultaneously. Governmental and regulatory actions, including tax law changes, may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.
  Price Volatility Risk: The market value of a Fund's investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities.
  Tracking Error Risk: Performance of a Fund may vary substantially from the performance of its benchmark index due to imperfect correlation between the Fund's investments and the index.

Performance
The bar chart and table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund’s Class P shares from year to year and showing how the Fund’s Class P returns compare to a broad-based market index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented.
Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: Q4 2011: 6.78% ; Q3 2011: (6.05%)
Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Total Returns PD High Yield Bond Market Portfolio	1 year	Since Inception	Inception Date
Class P	14.91%	14.35%	May 01, 2009
Barclays U.S. High-Yield 2% Issuer Capped Bond Index (reflects no deductions for fees, expenses or taxes)	15.78%	18.45%	May 01, 2009